Office Lease - Right Of Use Asset And Lease Liability	3 Months Ended
Jun. 30, 2022
Office Lease - Right Of Use Asset And Lease Liability

13.         OFFICE LEASE – RIGHT OF USE ASSET AND LEASE LIABILITY

The Company subleases corporate offices in Vancouver, BC from HDSI under a lease agreement dated May 1, 2021, and the lease expires on April 29, 2026.

Right-of-use asset

A summary of the changes in the right-of-use asset for the three months ended June 30, 2022 and the year ended March 31, 2022 are as follows:

Right-of-use-asset	($)
Balance at March 31, 2021	-
Addition	100,877
Amortization	-18,494
Balance at March 31, 2022	82,383
Amortization	-5,044
Balance at June 30, 2022	77,339

Lease liability

On May 1, 2021, the Company entered into lease agreement, which resulted in the lease liability of $100,877 (undiscounted value of $134,766, discount rate used is 12.00%). This liability represents the monthly lease payment from May 1, 2021 to April 29, 2026, the end of the lease term less abatement granted by HDSI.

A summary of changes in the lease liability during the three months ended June 30, 2022 and the year ended March 31, 2022 are  as follows:

Lease liability	($)
Balance at March 31, 2021	-
Addition	100,877
Lease payment – base rent portion	-21,288
Lease liability – accretion expense	10,438
Balance as at Mach 31, 2022	90,027
Current portion	27,819
Long-term portion	62,208

Balance at March 31, 2022	90,027
Lease payment – base rent portion	-6,605
Lease liability – accretion expense	2,596
Balance as at June 30, 2022	86,019
Current portion	17,978
Long-term portion	68,041

The following is a schedule of the Company’s future lease payments (base rent portion) under the lease obligations:

Future lease payments (base rent portion only)	($)
Fiscal 2023 (July 1, 2022 to March 31, 2023)	20,141
Fiscal 2024 (April 1, 2023 to March 31, 2024)	28,056
Fiscal 2025 (April 1, 2024 to March 31, 2025)	28,165
Fiscal 2026 (April 1, 2025 to March 31, 2026)	28,165
Fiscal 2027 (April 1, 2026 to April 29, 2027) (Note 6)	2,347
Total undiscounted lease payments	106,874
Less: imputed interest	-20,855
Lease liability as at June 30, 2022	86,019